Schedule of finance cost (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Finance Cost
- Interest expense on bank borrowings	$ 141,450	$ 181,569	$ 88,982
Interest expense on bank charges	6,206	7,966
Interest expenses on lease liabilities	210,181	269,794	114,966
Finance costs	$ 357,837	$ 459,329	$ 203,948